Financial Risk Management and Fair Values of Financial Instruments - Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans (including current portion)	$ 9,549,328		$ 10,476,570
Lease liabilities	917,452	$ 1,184,183
Lease obligations payable			18,000
Guarantee deposits	1,095		1,092
Total	10,467,875		10,495,662
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans (including current portion)	914,159		927,243
Lease liabilities	36,806
Lease obligations payable			18,000
Total	950,965		945,243
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans (including current portion)	1,786,842		1,814,344
Lease liabilities	60,111
Total	1,846,953		1,814,344
3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans (including current portion)	6,848,327		7,734,983
Lease liabilities	57,836
Total	6,906,163		7,734,983
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	762,699
Guarantee deposits	1,095		1,092
Total	$ 763,794		$ 1,092